Stockholder's Equity and Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stockholders' Equity and Stock-based Compensation
Stockholders' Equity and Stock-based Compensation
Public Equity Offering
On February 21, 2018, the Company completed the public equity offering (the “Offering”) of its 1,820,000 shares of common stock at a public offering price of $27.50 per share, and warrants to purchase an additional 1,820,000 shares of the Company’s common stock pursuant to the Registration Statement on Form S-3 (No. 33-213769) filed with the Securities and Exchange Commission under the Securities Act of 1933 and declared effective on December 2, 2016. The net proceeds from this Offering were $47.0 million, including transaction expenses. A portion of the net proceeds were used to retire the Company’s $28.5 million Third Lien Notes in March 2018. The warrants have an exercise price of $33.60 per share, are immediately exercisable and expire on March 21, 2019.
Stock Option Plans
The Company has adopted stock option plans for eligible employees, directors and consultants, which provide for the granting of options to purchase shares of common stock. The options under these plans generally vest in equal annual installments over a four-year period and have a term of ten years. These options are typically granted at pre-established quarterly grant dates with an exercise price per share equal to or greater than the current market price and, upon exercise, are issued from the Company’s unissued common shares.
Transactions under the stock option plans are summarized as follows:

	Option Price per Share	Outstanding	Vested	Available for Grant
January 1, 2016	$34.20 - $245.85	560,797	384,305	97,003
Increase in shares authorized	—	—	—	1,150,940
Granted	3.10	415,000	—	(415,000)
Vested	—	—	67,480	—
Cancelled/forfeited	3.10 - 245.85	(128,162)	(103,432)	18,895
Restricted stock granted out of option plans	—	—	—	(259,300)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	7,182
December 31, 2016	$3.10 - $245.85	847,635	348,353	599,720
Granted	13.15	156,000	—	(156,000)
Vested	—	—	149,537	—
Exercised	3.10	(15,000)	(15,000)	—
Cancelled/forfeited	3.10 - 245.85	(98,294)	(47,612)	82,118
Restricted stock granted out of option plans	—	—	—	(59,500)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	22,065
December 31, 2017	3.10 - 245.85	890,341	435,278	488,403
Increase in shares authorized	—	—	—	1,200,000
Granted	24.50	10,000	—	(10,000)
Vested	—	—	153,944	—
Exercised	3.10	(70,086)	(70,086)	—
Cancelled/forfeited	3.10 - 245.85	(44,365)	(44,231)	2,568
Restricted stock granted out of option plans	—	—	—	(996,775)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	48,524
December 31, 2018	$3.10 - $151.35	785,890	474,905	732,720
Stock options outstanding at December 31, 2018 are summarized as follows:

Option Price per Share	Outstanding	Weighted Average Exercise Price of Outstanding Options	Weighted Average Remaining Contract Life	Vested	Weighted Average Exercise Price of Vested Options
$3.10 - $57.90	558,997	$15.64	7.2 years	248,012	$24.32
$61.05 - $71.85	75,231	$62.17	4.7 years	75,231	$62.17
$81.60 - $99.60	108,610	$88.94	3.6 years	108,610	$88.94
$106.05 - $151.35	43,052	$108.84	2.3 years	43,052	$108.84
Totals	785,890	$35.33	5.4 years	474,905	$52.76

Additional information related to the Company’s stock options follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2018	890,341	$36.17		6.4 years	$6,774
Options granted	10,000	$24.50	$15.23
Options exercised	(70,086)	$3.10
Options cancelled	(134)	$61.05
Options forfeited	(44,231)	$100.85
Total outstanding at December 31, 2018	785,890	$35.33		5.4 years	$572
Options exercisable and vested at December 31, 2018	474,905	$52.76		5 years	$213

The total intrinsic value of options exercised during 2018, 2017 and 2016 was $1.4 million, less than $0.1 million and less than $0.1 million, respectively. Cash received from option exercises under all share-based payment arrangements for 2018 and 2017 was $0.2 million and less than $0.1 million, respectively, and during 2016, there was no cash received. The weighted average grant date fair value for stock option awards granted during 2018, 2017 and 2016 was $15.23, $8.10 and $2.04 per share, respectively.
The Company calculated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model. The following assumptions were used for each respective period:

	Years Ended December 31,
	2018	2017	2016
Risk-free interest rates	2.78%	2.14%	1.3%
Expected lives (in years)	5.0	5.0	5.5
Expected dividend yield	—%	—%	—%
Expected volatility	73.67%	74.41%	78.76%

The computation of expected volatility during 2018, 2017 and 2016 was based on an equally weighted combination of historical volatility and market-based implied volatility. Historical volatility was calculated from historical data for a period of time approximately equal to the expected term of the option award, starting from the date of grant. Market-based implied volatility was derived from traded options on the Company’s common stock having a term of six months. The Company’s computation of expected life in 2018, 2017 and 2016 was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.
Restricted Stock and Restricted Stock Unit Plans
On November 30, 2018, the Company’s stockholders approved certain amendments to the Company’s Second Amended and Restated 2013 Long-term Incentive Plan (the “2013 LTIP”) including increasing the total number of shares of common stock available for issuance under the 2013 LTIP by 1.2 million shares, for a total of approximately 1.7 million shares, eliminating the restriction on the number of shares in the 2013 LTIP that can be issued as full value awards and certain other technical updates and clarifications related to Section 162(m) of the internal revenue code, as amended.
The Company has issued restricted stock and restricted stock units under the Company’s 2013 LTIP, as amended and other applicable plans. Restricted stock units are awards that obligate the Company to issue a specific number of shares of common stock in the future if continued service vesting requirements are met. Non-forfeitable ownership of the common stock will vest over a period as determined by the Company in its sole discretion, generally in equal annual installments over a three-year period. Shares of restricted stock awarded may not be sold, assigned, transferred, pledged or otherwise encumbered by the grantee during the vesting period.
On December 1, 2018, the Company issued 900,002 restricted stocks to selected employees with a grant date fair value $7.19, $6.51 and $5.89 for each of the tranches. The vesting of these restricted stocks is achieved through both a market condition and a service condition. The market condition is achieved, in part or in full, in the event that during the three-year period beginning on the date of grant the 20-day trailing volume-weighted average price of a share of common stock reaches or exceeds (i) $17.50 for the first 1/3 of the awards, (ii) $22.50 for the second 1/3 of the awards, and (iii) $27.50 for the final 1/3 of the awards. The service condition restricts the ability of the holders to exercise awards until certain service milestones have been reached such that (i) no more than 1/3 of the awards may be exercised, if vested, on and after the first anniversary of the date of grant, (ii) no more than 2/3 of the awards may be exercised, if vested, on and after the second anniversary of the date of grant and (iii) all of the awards may be exercised, if vested, on and after the third anniversary of the date of grant.
The status of the Company’s restricted stock and restricted stock unit awards for 2018 follows:

Number of Shares/Units
Total nonvested at January 1, 2018	201,702
Granted	996,775
Vested	(151,852)
Forfeited	(2,500)
Total nonvested at December 31, 2018	1,044,125

At December 31, 2018, 2017 and 2016, the intrinsic value of restricted stock and restricted stock unit awards was approximately $5.4 million, $4.0 million and $1.7 million, respectively. The weighted average grant date fair value for restricted stock and restricted stock unit awards granted during 2018, 2017 and 2016 was $10.60, $11.36 and $3.81 per share, respectively. The total fair value of shares vested during 2018, 2017 and 2016 was $3.8 million, $0.6 million and $0.2 million, respectively.
Stock Appreciation Rights Plan
The Company has adopted a stock appreciation rights plan which provides for the award of stock appreciation rights (“SARs”) to directors and selected key employees and consultants. The awards under this plan are subject to the terms and conditions set forth in agreements between the Company and the holders. The exercise price per SAR is not to be less than one hundred percent of the fair market value of a share of common stock on the date of grant of the SAR. The term of each SAR shall not exceed ten years from the grant date. Upon exercise of a SAR, the holder shall receive a cash payment in an amount equal to the spread specified in the SAR agreement for which the SAR is being exercised. In no event will any shares of common stock be issued, transferred or otherwise distributed under the plan.
On December 1, 2018, the Company issued 960,009 SARs awards to selected employees with an exercise price of $8.85 (“2018 SARs”). None of these 2018 SARs were awarded to non-employee directors. The 2018 SARs have the same service and market vesting conditions as the restricted stocks issued on December 1, 2018, as described above. The maximum value of each 2018 SARs is capped at $18.65 (the spread between the share price cap of $27.50 and the $8.85 per award price).
The 2018 SARs are considered liability awards and as such, these amounts are accrued in the liability section of the consolidated balance sheets. The Company calculated the fair value of each 2018 SARs award as of December 31, 2018 using a Monte Carlo simulation model. The following assumptions were used:

Risk-free interest rates	3.0%
Expected lives (in years)	5.31
Expected dividend yield	—%
Expected volatility	82.9%

On March 1, 2016, the Company issued 1,210,000 SARs awards to 15 selected key employees with an exercise price of $3.10 (“2016 SARs”). None of these 2016 SARs were awarded to non-employee directors. The vesting of these 2016 SARs is achieved through both a market condition and a service condition. The market condition is achieved, in part or in full, in the event that during the four-year period beginning on the date of grant the 20-day trailing volume-weighted average price of a share of common stock is (i) greater than 120% of the exercise price for the first 1/3 of the awards, (ii) greater than 125% of the exercise price for the second 1/3 of the awards and (iii) greater than 130% of the exercise price for the final 1/3 of the awards. The service condition restricts the ability of the holders to exercise awards until certain service milestones have been reached such that (i) no more than 1/3 of the awards may be exercised, if vested, on and after the first anniversary of the date of grant, (ii) no more than 2/3 of the awards may be exercised, if vested, on and after the second anniversary of the date of grant and (iii) all of the awards may be exercised, if vested, on and after the third anniversary of the date of grant. The maximum value of each 2016 SARs is capped at $19.40 (the spread between the share price cap of $22.50 and the $3.10 per award price).
On December 13, 2017, the Compensation Committee (the “Committee”) of the Board of Directors (the “Board”) of the Company authorized and approved the acceleration of the vesting date to December 13, 2017 for the second tranche of the Company’s outstanding 2016 SARs. The second tranche of the 2016 SARs awards was originally scheduled to vest on March 1, 2018. The vesting of the second tranche of the 2016 SARs awards was accelerated to facilitate the exercise by the 2016 SARs participants, if they so choose, of a larger portion of the 2016 SARs awards prior to year-end, as such an exercise would minimize the potential cash flow impact of any such exercise in the first quarter of 2018, would mitigate the ongoing mark to market accounting requirements for cash-settled 2016 SARs, and would afford the 2016 SARs participants liquidity to invest in common stock of the Company to further align their interests with those of the Company’s stockholders. Participants exercised 663,330 SARs awards at a $9.95 gain per share.
The 2016 SARs are considered liability awards and as such, these amounts are accrued in the liability section of the consolidated balance sheets. The Company calculated the fair value of each 2016 SARs award on the date of grant and remeasured at each reporting period using a Monte Carlo simulation model. However, as of December 31, 2018, the fair value of the 2016 SARs awards were derived using the intrinsic value method since the final tranche of the 2016 SARs awards vest on March 1, 2019, less than twelve months from the balance sheet date.
On March 1, 2015, the Company issued 207,207 SARs awards to 16 selected key employees with an exercise price of $34.20 (“2015 SARs”). None of these 2015 SARs were awarded to non-employee directors. The 2015 SARs awards number and exercise price have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016. The vesting of these 2015 SARs is achieved through both a market condition and a service condition. The market condition is achieved, in part or in full, in the event that during the four-year period beginning on the date of grant the 20-day trailing volume-weighted average price of a share of common stock is (i) greater than 120% of the exercise price for the first 1/3 of the awards, (ii) greater than 125% of the exercise price for the second 1/3 of the awards and (iii) greater than 130% of the exercise price for the final 1/3 of the awards. The exercise condition restricts the ability of the holders to exercise awards until certain service milestones have been reached such that (i) no more than 1/3 of the awards may be exercised, if vested, on and after the first anniversary of the date of grant, (ii) no more than 2/3 of the awards may be exercised, if vested, on and after the second anniversary of the date of grant and (iii) all of the awards may be exercised, if vested, on and after the third anniversary of the date of grant.
The 2015 SARs are considered liability awards and as such, these amounts are accrued in the liability section of the consolidated balance sheets. The Company calculated the fair value of each 2015 SARs award on the date of grant and remeasured at each reporting period using a Monte Carlo simulation model. As of December 31, 2018, the market condition had not been met for the 2015 SARs. If the market condition is not met by March 1, 2019, the 2015 SARs award will expire.
The Company recorded $0.8 million of share-based compensation expense during 2018, $6.6 million during 2017 and $0.5 million in 2016, related to employee SARs.
Additional information related to the Company's SARs follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2016	216,532	$34.67
SARs granted	1,210,000	$3.10	$17.55
SARs cancelled	(10,399)	$34.20
Total outstanding at December 31, 2016	1,416,133	$7.70
SARs exercised	(713,330)	$3.10
SARs cancelled	(136,939)	$7.70
Total outstanding at December 31, 2017	565,864	$13.49
SARs granted	960,009	$8.85	8.85
SARs exercised	(34,999)	$3.10
SARs forfeited	(9,333)	$45.00
Total outstanding at December 31, 2018	1,481,541	$10.53		8.1 years	$718
SARs exercisable and vested at December 31, 2018	—	$—

Stock-based Compensation Expense
The following tables summarizes stock-based compensation expense for the years ended December 31, 2018, 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Stock-based compensation expense	$3,337	$2,552	$3,267
Tax benefit related thereto	(698)	(862)	(1,168)
Stock-based compensation expense, net of tax	$2,639	$1,690	$2,099

	Years Ended December 31,
	2018	2017	2016
Stock appreciation rights expense	$822	$6,611	547
Tax benefit related thereto	(173)	(2,314)	(191)
Stock appreciation rights expense, net of tax	$649	$4,297	$356

Equity Investment Program
To encourage the Company’s executive officers and other key employees to purchase common stock of the Company and further align their interests with those of the Company’s stockholders, the Board authorized and approved an equity investment program (the “Program”) pursuant to which certain of the executive officers and other key employees of the Company are permitted, but not obligated, to purchase unregistered shares of common stock of the Company directly from the Company at market prices. In connection with any such purchases, the Committee authorized and approved, on December 13, 2017, a grant by the Company to such purchasing executive officers and key employees of a certain number of shares of restricted stock. On December 13, 2017, the Committee also authorized and approved to grant to certain executive officers and key employees a certain number of shares of restricted stock in connection with certain purchases of shares of the Company’s common stock in the open market.
Specifically, for each five (5) shares directly purchased from the Company or in the open market during a defined period (to expire no later than December 31, 2017), the Company will issue one (1) share of restricted stock, subject to certain limitations as to the total number of restricted shares to be issued by the Company. Provided that an executive officer or key employee remains employed with the Company until March 1, 2018, the restricted stock will be granted as of March 1, 2018, will vest in full on the date that is 90 days after the grant date and will be subject to the other terms and conditions of the Company’s form of restricted stock agreement and the Company’s 2013 LTIP. The Company sold, in a private placement under Section 4(a)(2) of the Securities Act of 1933, as amended on December 14, 2017, 120,567 shares of Company common stock at $13.05 per share (the closing price of the Company’s common stock on the NYSE on such date) and executive officers and other key employees purchased 219,346 shares in the open market. On May 30, 2018, 43,865 shares of restricted stock vested at $24.75 per share.